Share-based payments - SARs (cash settled) (Details)		12 Months Ended
	Nov. 06, 2014 USD ($) EquityInstruments	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 18, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $	Nov. 06, 2014 MXN ($)	Nov. 06, 2014 $ / $	Nov. 06, 2014 $ / $
Share-based payments
Exchange rate		3,981.16	3,428.26	18.0638	4,810.20	19.36	594.9700	7.8515	20.58	645.900	7.7285	19.9487	615.7800	7.8095
Compensation (benefit) recorded in the consolidated statement of operations		$ (2,984,000)	$ 5,362,000
SARs - cash settled
Share-based payments
Granted | EquityInstruments	4,315,264
Vesting period	3 years
Total amount granted	$ 796,000														$ 10,831,000
Exchange rate																13.61	1
Compensation (benefit) recorded in the consolidated statement of operations			$ 95,000